American Beacon Retirement Income and Appreciation Fund | Class A, C, Y and Investor
The information below supplements the Prospectus dated March 1, 2011 by replacing the footnote in the Average Total Returns table in the “Fund Performance” section on page 44 with the following:
After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000809593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 28, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Supplement [Text Block]	abf809593_SupplementTextBlock	American Beacon Funds American Beacon Retirement Income and Appreciation Fund A Class C Class Y Class Investor Class Supplement Dated March 28, 2011 To the Prospectus dated March 1, 2011
American Beacon Retirement Income and Appreciation Fund | Class A, C, Y and Investor
Risk/Return:	rr_RiskReturnAbstract
Supplement Performance Table Footnote [Text Block]	abf809593_SupplementPerformanceTableFootnoteTextBlock	The information below supplements the Prospectus dated March 1, 2011 by replacing the footnote in the Average Total Returns table in the “Fund Performance” section on page 44 with the following:
Fund Performance	abf809593_FundPastPerformanceAbstract
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.